Capital management (Details) - KRW (₩)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital Management
Total liabilities	₩ 147,341,032	₩ 34,424,674	₩ 38,697,788
Less: Cash and cash equivalents	(8,364,432)	(4,150,572)	(8,585,634)
Net debt	138,976,600	30,274,102	30,112,154
Total equity	₩ (21,607,997,000)	₩ 8,175,613,000	₩ 11,689,723,000
Net debt to total equity ratio	(643.00%)	370.00%	258.00%